SHARE-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2023 shares	Mar. 31, 2024 shares	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 31, 2020 shares
SHARE-BASED COMPENSATION
Number of founders | item					2
Number of ordinary shares reserved for issuance | shares								58,427,257
Share purchase price (in dollars per share) | $ / shares			$ 11.6
Repurchase of ordinary shares (note a) (in shares) | shares	85,873
Cash used to settle vested awards			$ 3,100
Amount recorded a reduction to additional paid-in capital			3,100				$ 3,054
Settlement price paid charged to compensation expenses			$ 500
Number of RSUs granted | shares		2,195,928		3,028,913
Number of share options exchanged | shares		2,223,175		3,104,234
Share-based compensation expenses					$ 30,800	$ 127,000	3,800
Share options granted to non-employees | shares					100,915
R&D expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses					$ 21,115	102,383	1,832
Selling, general and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses					$ 9,683	$ 24,620	$ 1,926
Non Employees
SHARE-BASED COMPENSATION
Share options granted to non-employees | shares					0	0	0
Employee Stock Option
SHARE-BASED COMPENSATION
Contractual term					10 years
Vesting period					4 years
Share purchase price (in dollars per share) | $ / shares			$ 11.6
Repurchase of ordinary shares (note a) (in shares) | shares			75,275
Period of recognition					0 years
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Vesting period					2 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Vesting period					5 years
RSUs
SHARE-BASED COMPENSATION
Repurchase of ordinary shares (note a) (in shares) | shares			232,608
Net share settlements | shares					918,320
Settlement paid					$ 12,600
Unrecognized share-based compensation expenses					$ 67,900
Period of recognition					3 years 25 days
RSAs
SHARE-BASED COMPENSATION
Share-based compensation expenses					$ 0	$ 100	$ 300
Unrecognized share-based compensation expenses					0
Non-performance share options
SHARE-BASED COMPENSATION
Unrecognized share-based compensation expenses					$ 0